FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
FINANCING RECEIVABLES, NET

7.FINANCING RECEIVABLES, NET

7.1Financing receivables consists of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Financing receivables	134,491,986	87,493,512	12,323,204
Less: allowance for financing receivables	(60,673,961)	(57,971,477)	(8,165,112)
Total financing receivables, net	73,818,025	29,522,035	4,158,092

7.FINANCING RECEIVABLES, NET - CONTINUED

7.2The following table presents the aging of financing receivables principal as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Aging of financing receivables principal:
Current	—	—	—
1-30 days past due	738,081	725,481	102,182
31-60 days past due	6,976,959	4,855,149	683,833
61-90 days past due	19,338,704	12,799,478	1,802,769
91-120 days past due	34,273,898	22,550,528	3,176,175
121-150 days past due	35,648,683	23,294,975	3,281,029
151-180 days past due	37,515,661	23,267,901	3,277,216
	134,491,986	87,493,512	12,323,204

7.3Movement of allowance for financing receivables was as follows:

As of December 31,
2022
RMB
Balance at the beginning of the year	50,492,700
Additions	266,372,590
Write off	(256,191,329)
Balance at the end of the year	60,673,961

	As of December 31,
	2023
	RMB	US$
Balance at the beginning of the year	60,673,961	8,545,749
Adjustment due to the adoption of ASC 326	13,774,216	1,940,058
Reversal	(234,217,651)	(32,988,866)
Recovery	162,845,410	22,936,296
Balance at the end of the year – net basis	3,075,936	433,237
Adjustment to gross basis due to the adoption of ASC 326	54,895,541	7,731,875
Balance at the end of the year – gross basis	57,971,477	8,165,112